Marketable Securities And Short Term Investments (Schedule Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 12,475	$ 17,194
Gross unrealized holding gains	214	103
Gross unrealized holding (losses)	(17)	(199)
Fair value	12,672	17,098
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10,868	14,347
Gross unrealized holding gains	163	83
Gross unrealized holding (losses)	(17)	(191)
Fair value	11,014	14,239
Governmental Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,607	2,847
Gross unrealized holding gains	51	20
Gross unrealized holding (losses)		(8)
Fair value	$ 1,658	$ 2,859